FAIR VALUE DISCLOSURES - Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total gains (losses), realized and unrealized, included in:
AFS fixed maturities transferred out of Level 2			$ 66	$ 6	$ 7	$ 25
Transfers out of Level 3			(28)	(8)	(5)	(62)
Level 3 | Corporate
'Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Opening Balance	$ 1,160	$ 1,089	1,150	857	857
Total gains (losses), realized and unrealized, included in:
Net investment income (loss)	3	2	7	6
Investment gains (losses), net	(4)	0	(3)	(1)
Subtotal	(1)	2	4	5
Other comprehensive income (loss)	(1)	7	(15)	0
Purchases	37	198	237	531
Sales	(53)	(121)	(271)	(226)
Settlements	0		0
AFS fixed maturities transferred out of Level 2	0	(7)	65	6
Transfers out of Level 3	0	0	(28)	(5)
Closing Balance	1,142	1,168	1,142	1,168	1,150	857
Income (loss) as:
Other comprehensive income (loss)	(1)	7	(15)	0
Level 3 | State and Political Sub- divisions
'Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Opening Balance	38	42	40	42	42
Total gains (losses), realized and unrealized, included in:
Net investment income (loss)	0	0	0	0
Investment gains (losses), net	0	0	0	0
Subtotal	0	0	0	0
Other comprehensive income (loss)	0	0	(1)	0
Purchases	0	0	0	0
Sales	0	0	(1)	0
Settlements	0		0
AFS fixed maturities transferred out of Level 2	1	0	1	0
Transfers out of Level 3	0	0	0	0
Closing Balance	39	42	39	42	40	42
Income (loss) as:
Other comprehensive income (loss)	0	0	(1)	0
Level 3 | Commercial Mortgage- backed
'Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Opening Balance	0	501	0	373	373
Total gains (losses), realized and unrealized, included in:
Net investment income (loss)	0	0	0	1
Investment gains (losses), net	0	(49)	0	(68)
Subtotal	0	(49)	0	(67)
Other comprehensive income (loss)	0	28	0	47
Purchases	0	(196)	0	0
Sales	0	(25)	0	(94)
Settlements	0		0
AFS fixed maturities transferred out of Level 2	0	0	0	0
Transfers out of Level 3	0	(2)	0	(2)
Closing Balance	0	257	0	257	0	373
Income (loss) as:
Other comprehensive income (loss)	0	28	0	47
Level 3 | Asset- backed
'Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Opening Balance	538	513	541	120	120
Total gains (losses), realized and unrealized, included in:
Net investment income (loss)	0	0	0	0
Investment gains (losses), net	0	0	0	15
Subtotal	0	0	0	15
Other comprehensive income (loss)	(1)	(1)	(2)	(8)
Purchases	0	(1)	0	404
Sales	0	(1)	(2)	(20)
Settlements	0		0
AFS fixed maturities transferred out of Level 2	0	0	0	0
Transfers out of Level 3	0	0	0	(1)
Closing Balance	537	510	537	510	541	120
Income (loss) as:
Other comprehensive income (loss)	(1)	(1)	(2)	(8)
Level 3 | Redeemable preferred stock
'Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Opening Balance	0	1	1	1	1
Total gains (losses), realized and unrealized, included in:
Net investment income (loss)	0	0	0	0
Investment gains (losses), net	0	0	0	0
Net derivative gains (losses), excluding non-performance risk	0	0	0	0
Non-performance risk	0	0	0	0
Subtotal	0	0	0	0
Other comprehensive income (loss)	0	0	0	0
Purchases	0	0	0	0
Sales	0	0	(1)	0
Settlements	0	0	0	0
Activity related to consolidated VIEs/VOEs	0	0	0	0
AFS fixed maturities transferred out of Level 2	0	0	0	0
Transfers out of Level 3	0	0	0	0
Closing Balance	0	1	0	1	1	1
Income (loss) as:
Other comprehensive income (loss)	0	0	0	0
Level 3 | Other equity investments
'Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Opening Balance	111	61	99	48	48
Total gains (losses), realized and unrealized, included in:
Net investment income (loss)	0	(8)	0	0
Investment gains (losses), net	0	0	(1)	(4)
Net derivative gains (losses), excluding non-performance risk	0	0	0	0
Non-performance risk	0	0	0	0
Subtotal	0	(8)	(1)	(4)
Other comprehensive income (loss)	(6)	2	0	4
Purchases	14	6	24	20
Sales	(1)	(3)	(3)	(3)
Settlements	0	0	0	0
Activity related to consolidated VIEs/VOEs	(1)	0	(3)	(7)
AFS fixed maturities transferred out of Level 2	0	1	6	1
Transfers out of Level 3	0	0	(5)	0
Closing Balance	117	59	117	59	99	48
Income (loss) as:
Other comprehensive income (loss)	(6)	2	0	4
Level 3 | GMIB Reinsurance Contract Asset
'Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Opening Balance	1,636	2,091	1,894	1,735	1,735
Total gains (losses), realized and unrealized, included in:
Net investment income (loss)	0	0	0	0
Investment gains (losses), net	0	0	0	0
Net derivative gains (losses), excluding non-performance risk	(269)	(78)	(524)	287
Non-performance risk	7	(3)	2	(1)
Subtotal	(262)	(81)	(524)	286
Other comprehensive income (loss)	0	0	0	0
Purchases	12	12	34	36
Sales	(11)	(11)	(31)	(46)
Settlements	0	0	0	0
Activity related to consolidated VIEs/VOEs	0	0	0	0
AFS fixed maturities transferred out of Level 2	0	0	0	0
Transfers out of Level 3	0	0	0	0
Closing Balance	1,375	2,011	1,375	2,011	1,894	1,735
Income (loss) as:
Other comprehensive income (loss)	0	0	0	0
Level 3 | Separate Accounts' assets
'Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Opening Balance	361	334	349	313	313
Total gains (losses), realized and unrealized, included in:
Net investment income (loss)	0	0	0	0
Investment gains (losses), net	6	4	19	22
Net derivative gains (losses), excluding non-performance risk	0	0	0	0
Non-performance risk			0	0
Subtotal	6	4	19	22
Other comprehensive income (loss)	0	0	0	0
Purchases	1	1	4	7
Sales	0	0	(1)	(1)
Settlements	(1)	(1)	(4)	(4)
Activity related to consolidated VIEs/VOEs	0	0	0	0
AFS fixed maturities transferred out of Level 2	0	1	0	1
Transfers out of Level 3	0	0	0	0
Closing Balance	367	338	367	338	349	313
Income (loss) as:
Other comprehensive income (loss)	0	0	0	0
Level 3 | GMxB Derivative Features Liability
'Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Opening Balance	(3,692)	(5,122)	(4,451)	(5,731)	(5,731)
Total gains (losses), realized and unrealized, included in:
Net investment income (loss)	0	0	0	0
Investment gains (losses), net	0	0	0	0
Net derivative gains (losses), excluding non-performance risk	(188)	476	657	1,288
Non-performance risk	(323)	(63)	(205)	(77)
Subtotal	(511)	413	452	1,211
Other comprehensive income (loss)	0	0	0	0
Purchases	(99)	(105)	(313)	(303)
Sales	8	6	18	16
Settlements	0	0	0	0
Activity related to consolidated VIEs/VOEs	0	0	0	0
AFS fixed maturities transferred out of Level 2	0	0	0	0
Transfers out of Level 3	0	0	0	0
Closing Balance	(4,294)	(4,807)	(4,294)	(4,807)	(4,451)	(5,731)
Income (loss) as:
Other comprehensive income (loss)	0	0	0	0
Level 3 | Contingent Payment Arrangements
'Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Opening Balance	(13)	(24)	(15)	(25)	(25)
Total gains (losses), realized and unrealized, included in:
Net investment income (loss)	0	0	0	0
Investment gains (losses), net	0	0	0	0
Net derivative gains (losses), excluding non-performance risk	0	0	0	0
Non-performance risk	0	0	0	0
Subtotal	0	0	0	0
Other comprehensive income (loss)	0	0	0	0
Purchases	0	0	0	0
Sales	0	0	0	0
Settlements	1	5	3	6
Activity related to consolidated VIEs/VOEs	0	0	0	0
AFS fixed maturities transferred out of Level 2	0	0	0	0
Transfers out of Level 3	0	0	0	0
Closing Balance	(12)	(19)	(12)	(19)	(15)	(25)
Income (loss) as:
Other comprehensive income (loss)	$ 0	$ 0	0	0
Corporate | Level 3
'Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Opening Balance			1,150	857	857	430	$ 389
Total gains (losses), realized and unrealized, included in:
Net investment income (loss)					4		2
Investment gains (losses), net					1	2	2
Subtotal					5	2	4
Other comprehensive income (loss)					4	8	(26)
Purchases					615	574	63
Sales					333	144	39
AFS fixed maturities transferred out of Level 2					7	25	100
Transfers out of Level 3					5	38	61
Closing Balance					1,150	857	430
Income (loss) as:
Other comprehensive income (loss)					4	8	(26)
State and Political Sub- divisions | Level 3
'Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Opening Balance			40	42	42	45	47
Total gains (losses), realized and unrealized, included in:
Other comprehensive income (loss)					(1)	(2)	(1)
Sales					1	1	1
Closing Balance					40	42	45
Income (loss) as:
Other comprehensive income (loss)					(1)	(2)	(1)
Foreign governments | Level 3
'Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Opening Balance						1
Total gains (losses), realized and unrealized, included in:
Purchases							1
Transfers out of Level 3						1
Closing Balance							1
Commercial Mortgage- backed | Level 3
'Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Opening Balance				373	373	535	752
Total gains (losses), realized and unrealized, included in:
Net investment income (loss)					(2)		2
Investment gains (losses), net					(95)	(71)	(40)
Subtotal					(97)	(71)	(38)
Other comprehensive income (loss)					78	14	72
Sales					354	91	177
Transfers out of Level 3						14	74
Closing Balance						373	535
Income (loss) as:
Other comprehensive income (loss)					78	14	72
Residential mortgage-backed | Level 3
'Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Opening Balance							2
Total gains (losses), realized and unrealized, included in:
Sales							2
Asset- backed | Level 3
'Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Opening Balance			$ 541	120	120	41	54
Total gains (losses), realized and unrealized, included in:
Investment gains (losses), net					15
Subtotal					15
Other comprehensive income (loss)					(7)	1	(4)
Purchases					434	96
Sales					21	9	9
Transfers out of Level 3						9
Closing Balance					541	120	41
Income (loss) as:
Other comprehensive income (loss)					(7)	1	(4)
Redeemable preferred stock | Level 3
'Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Opening Balance				1	1
Total gains (losses), realized and unrealized, included in:
Purchases						1
Closing Balance						1
Other equity investments | Level 3
'Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Opening Balance				88	88	81	87
Total gains (losses), realized and unrealized, included in:
Investment gains (losses), net							5
Subtotal							5
Other comprehensive income (loss)							2
Purchases						4	7
Sales							20
Activity related to consolidated VIEs/VOEs						60
Transfers out of Level 3						56
Closing Balance						88	81
Income (loss) as:
Other comprehensive income (loss)							2
GMIB Reinsurance Contract Asset | Level 3
'Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Opening Balance				1,735	1,735	1,829	2,151
Total gains (losses), realized and unrealized, included in:
Net derivative gains (losses), excluding non-performance risk							(330)
Subtotal							(330)
Purchases						48	49
Sales						65	41
Closing Balance						1,735	1,829
Separate Accounts' assets | Level 3
'Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Opening Balance				313	313	313	260
Total gains (losses), realized and unrealized, included in:
Investment gains (losses), net							36
Subtotal							36
Purchases						10	26
Sales							2
Settlements							5
Activity related to consolidated VIEs/VOEs						(7)
AFS fixed maturities transferred out of Level 2						1
Transfers out of Level 3						23	2
Closing Balance						313	313
GMxB Derivative Features Liability | Level 3
'Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Opening Balance				(5,731)	(5,731)	(5,534)	(4,454)
Total gains (losses), realized and unrealized, included in:
Net derivative gains (losses), excluding non-performance risk							(776)
Subtotal							(776)
Purchases						(356)	(317)
Sales						(23)	(13)
Closing Balance						(5,731)	(5,534)
Contingent Payment Arrangements | Level 3
'Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Opening Balance				$ (25)	$ (25)	(31)	(42)
Total gains (losses), realized and unrealized, included in:
Purchases						(18)
Sales							(11)
Activity related to consolidated VIEs/VOEs						24
Closing Balance						$ (25)	$ (31)